Consolidated Statements Of Financial Position	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
Current assets
Accounts receivable	$ 346,379,574	$ 161,093,054
Prepayments, deposits and other receivables	36,440,972	33,343,859
Due from a related company	0	4,085,019
Due from immediate holding company	2,921,838,772	66,141,756
Due from fellow subsidiaries	0	2,596,118,859
Financial assets at fair value through profit or loss	1,572,697,716	1,953,078,309
Stock loan	1,200,980,200	1,535,679,600
Derivative financial asset	1,165,220,000	0
Other assets	245,502,780	615,491,200
Cash and bank balances	766,430,471	126,855,518
Total current assets	8,255,490,485	7,091,887,174
Non-current assets
Property, plant and equipment	30,997	131,206
Intangible assets	15,171,170	15,171,170
Total non-current assets	15,202,167	15,302,376
Total assets	8,270,692,652	7,107,189,550
Current liabilities
Accounts payable	492,039,336	602,202,126
Margin loans payable	317,722,438	321,999,549
Other payables and accruals	178,017,594	80,123,688
Due to fellow subsidiaries	0	574,202,907
Due to immediate holding company	0	2,145,792,209
Tax payable	94,695,263	25,109,794
Total current liabilities	1,082,474,631	3,749,430,273
Non-current liabilities
Deferred tax liabilities	242,913,577	163,357,177
Derivative financial liability	20,813,810	0
Convertible bond	95,995,690	0
Total liabilities	1,442,197,708	3,912,787,450
Equity
Share capital
Capital reserve	4,551,187,228	1,312,802,676
Retained profits	2,277,115,014	1,338,842,129
Total ordinary shareholders' equity	6,828,494,944	2,651,801,803
Non-controlling interests	0	542,600,297
Total equity	6,828,494,944	3,194,402,100
Total liabilities and equity	8,270,692,652	7,107,189,550
Class A ordinary shares [Member]
Equity
Share capital	32,162	0
Class B Ordinary Shares [Member]
Equity
Share capital	$ 160,540	$ 156,998